OTHER NON-CURRENT ASSETS - THIRD PARTIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related party
OTHER NON-CURRENT ASSETS - THIRD PARTIES
Total	$ 1,113	$ 2,706
Nonrelated Party
OTHER NON-CURRENT ASSETS - THIRD PARTIES
Deposits for long-term operating leases	2,557	3,288
Prepayments for purchases of property, equipment and software	8,899	920
Deductible VAT	54,951	41,859
Others	602
Total	$ 67,009	$ 46,067